Convertible Debt -10Q (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Proceeds from issuances of convertible notes payable		$ 243,529	$ 2,090,000	$ 0	$ 0	$ 408,000
Convertible Note Payable 1
Debt Instrument [Line Items]
Convertible Debt	$ 185,476		185,476
Convertible Note Payable 2
Debt Instrument [Line Items]
Convertible Debt	$ 285,836		285,836
Restricted Stock
Debt Instrument [Line Items]
Shares granted (in shares)	67,400	13,750
Convertible Notes Payable
Debt Instrument [Line Items]
Debt instrument term	1 year	1 year
Debt instrument, face amount	$ 1,700,000	$ 400,000	$ 1,700,000
Interest rate (as a percent)	12.00%	12.00%	12.00%
Original issue discount	$ 242,120	$ 24,500	$ 242,120
Proceeds from issuances of convertible notes payable	$ 757,280
Convertible Notes Payable | Warrants 2
Debt Instrument [Line Items]
Warrants outstanding	3,579		3,579
Fair value of warrants issued	$ 6,764		$ 6,764
Convertible Notes Payable | Warrants 1
Debt Instrument [Line Items]
Warrants outstanding	200,000		200,000
Fair value of warrants issued	$ 378,000		$ 378,000
Convertible Notes Payable | Restricted Stock
Debt Instrument [Line Items]
Shares granted (in shares)	1,200,000	196,250